Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

Note 17 – Earnings per share

Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. was calculated as follows:

	Three months ended		Year ended
	December 31,		December 31,
	2020	2019	2020	2019
Numerator:
Net loss	$(35,109)	$(27,152)	$(61,328)	$(69,848)
Less: Net income (loss) attributable to redeemable non-controlling interest	165	(591)	407	(2,604)
Net loss attributable to Curaleaf Holdings, Inc. — basic and diluted	$(35,274)	$(26,561)	$(61,735)	$(67,244)
Denominator:
Weighted average common shares outstanding — basic and diluted	660,398,593	468,445,941	557,192,899	462,911,053
Loss per share — basic and diluted	$(0.05)	$(0.06)	$(0.11)	$(0.15)

The Company’s potentially dilutive securities, which include stock options to purchase shares of the Company, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to shareholders is the same. The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share attributable to Curaleaf, Inc. for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended
	December 31,
	2020	2019
Options to purchase SVS	25,315,627	26,919,615

There were no shares of stock held in escrow as of December 31, 2020. As of December 31, 2019, the Company had 688,349 shares held in escrow in connection with the Eureka acquisition.